PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 229,511	$ 57,473